COMMITMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 13: COMMITMENTS

Participation Agreements

The Company had entered into a number of Participation Agreements with third parties. We refer you to the Annual Report on Form 10-K for the year ended March 31, 2023 filed with the SEC on June 29, 2023 for all Participation Agreements entered into as of March 31, 2023. The Company has not executed any Participation Agreements during the three months ended June 30, 2023.

White River Fund

The WR Fund which is consolidated by the Company as the Company’s subsidiary is the general partner and managing partner of the WR Fund as discussed in Note 1 under “Principles of Consolidation” is a closed-end private fund where general partners and limited partners invest into WR Fund and the WR Fund then purchases direct working interests in various oil and gas drilling projects of the Company. Subject to available cash, the Company will offer to purchase all outstanding WR Fund partnership interests (other than its subsidiary) The Company has formally committed to purchasing these partnership interests at a PV20 valuation by an independent firm. The PV20 valuation would be the present value of the remaining net cash flows from the WR Fund’s pro rata share of each oil well it has invested in during the term, discounted by 20%. The managing partner of the WR Fund, which is a wholly-owned subsidiary of the Company, shall receive a ten percent (10%) carried interest, payable starting after all investor partners have received a return of capital. In addition to the offer to purchase, each partner will have the option to remain a partner or exchange the partnership unit for a new partnership in a new fund the Company is offering. The Company plans to make the offer within 90 days of 42 months after the earlier of (i) the termination of the offering or (ii) June 30, 2027.

The WR Fund invested in two drilling projects in the Company during the year ended March 31, 2023. The first drilling project, the Peabody AMI 12 No 18, hit oil in January 2023 and the second oil project, the Denmiss No 1 well is expected to be spudded in August 2023. The Company is still evaluating the economic viability of the Peabody AMI 12 No. 18 well.

Broker Dealer Acquisition

On January 23, 2023 the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with an entity (the “Seller”), which Seller is the sole member of another entity (“Commenda” or the “Broker”), pursuant to which the Company agreed to purchase from the Seller all membership interests in the Broker in exchange for (i) payment of $70,000 in cash, (ii) prepaid expenses incurred or to be incurred by the Broker not to exceed $30,000, and (iii) up to $20,000 in transaction expenses incurred by the Seller in connection with the MIPA. In connection with the execution of the MIPA, the Company paid a $10,000 non-refundable deposit, which will be applied against the cash portion of the purchase consideration at closing. In February 2023, we filed a change of control application, referred to as a Continuing Membership Application or CMA, with FINRA in February 2023. In April 2023, we incurred a conflict with our proposed principal assigned as a control person of the broker-dealer post-acquisition and engaged new principals as control persons of the broker-dealer acquisition post-acquisition as well as engaged an outside advisory firm experienced in filing CMA applications. Upon re-filing the CMA application with the new principals, FINRA extended the CMA application start date to April 25, 2023 which provided the Company with 180 additional days to complete the acquisition from that date. The Company paid the sellers an additional $20,000 non-refundable payment in late May 2023 towards the acquisition price to further reiterate that the Company is committed to consummating this broker-dealer acquisition.

On August 10, 2023 we entered into an Amendment with the Seller to modify the MIPA and extend our time to close as follows:

●	The Seller agreed to extend the closing date to October 31, 2023;
●	If not closed by that date, the Seller agreed to a December 31st extension if we pay it $20,000 on November 1, 2023;
●	We agreed to pay Commenda’s prepaid operating and transactional expenses since January 1, 2023 which are estimated to be approximately $60,000;
●	We agreed to immediately pay the Seller $30,000 which is one-half of the final purchase price due as a non-refundable deposit; and
●	We agreed to promptly pay Commenda’s operating expenses each month.

The Company entered into the MIPA to acquire the Broker for the purpose of enabling the Company to create and sell interests in oil and gas funds to assist the Company in continuing its oil and gas exploration and drilling activities.

Employment Agreements and RSUs

The Company’s Board of Directors approved Executive Employment Agreements pursuant to which our executive officers are entitled to the following compensation and other rights:

Randy May, our Chief Executive Officer, is receiving an annual base salary of $400,000, which has increased to $420,000 for the cost of living adjustment and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and replaced with 5,000,000 RSUs with half of the RSUs vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the Agreement. Under his Agreement, Mr. May was also granted the following rights related to the Company’s oil and gas operations:

(A) an overriding royalty interest or carried working interest to be held in perpetuity from either the Company or its subsidiaries equal to 5% in any and all successfully drilled and completed oil and/or gas wells (an “ORRI”) during the term of his employment.

(B) a 15% participation right in the funding and ownership interest in any drilling or participation by the Company or any subsidiary in the drilling by the Company or a third party of an oil and gas well other than the WR Fund (a “Participation Right”).

Jay Puchir, our Chief Financial Officer, is receiving an annual base salary of $350,000, which has increased to $367,500 for the cost of living adjustment and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 5,000,000 RSU) with half of the RSUs vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his Agreement, Mr. Puchir was also granted the following rights related to the Company’s oil and gas operations:

(A) a 5% overriding royalty interest or carried working interest during the term of his employment.

(B) a 10% Participation Right otherwise identical to Mr. May’s.

Alisa Horgan, our Chief Administrative Officer and a member of our Board of Directors and Mr. May’s daughter, is receiving an annual base salary of $180,000, which has increased to $189,000 for the cost of living adjustment and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 2,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Mrs. Horgan’s husband, Richard Horgan, Senior Vice President of M&A and our former Chief Executive Officer, is receiving an annual base salary of $200,000, which has increased to $210,000 for the cost of living adjustment and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 2,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Each of the above Agreements are also subject to the following severance provisions:

In the event of termination by the Company without “cause” or resignation by the officer for “good reason,” each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards and continued benefits for six months.

In case of termination or adverse change in title upon a change of control, each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards, continued benefits for 18 months and 100% of the existing target bonus, if any, for that fiscal year when the change of control occurs.

Further, upon the officer’s death or disability, as defined, during the officer’s term of employment, the officer’s estate or the officer, as applicable, becomes entitled to, among other things, a $500,000 lump-sum payment and full vesting of all outstanding equity grants made to the officer.

In the event an officer’s employment is terminated at the end of the term upon the notice of non-renewal and the officer remains employed until the end of the term, the officer will be entitled to receive six months’ base salary and continued benefits for six months.

In addition, the Company agreed to the following compensation for each non-employee director:

(A) an annual grant of $100,000 in RSUs which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “RSU Grant”).

(B) an annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”).

The director compensation set forth above is subject to upward adjustment upon the successful uplisting of the Company to a national securities exchange, whereupon the RSU Grant will be increased to $200,000 per year and the Cash Fees will be increased to $100,000 per year.

In addition, the Company entered into indemnification agreements with each of its officers and directors.

The Company entered into five-year Employment Agreements effective May 2023 with Colin Cosgrove and Zackery Holley.

Mr. Cosgrove, as Chief Executive Officer of the WR Fund Manager, receives a monthly base salary of $85,000 which for the first two years operates as a draw against commissions. This means that if commissions for a given month are less than the draw, Mr. Cosgrove receives no commissions; if the commissions are higher than the draw in a given month, Mr. Cosgrove will receive the difference within five business days. After the first two years he will receive both his monthly base salary and monthly commissions, regardless of whether the commissions are more or less than the salary. The commissions will be 10% of capital raised by the WR Fund and will be paid by the Company’s broker-dealer subsidiary if it receives FINRA approval. Mr. Cosgrove has the power to allocate the 10% between himself, Mr. Holley and any other persons associated with the broker-dealer. Because it is possible FINRA will not approve the broker-dealer acquisition, and the commissions by a registered broker-dealer, there is a risk that Mr. Cosgrove may not be paid the commissions.

Mr. Holley, as Executive Vice President of the WR Fund Manager, receives a monthly base salary of $65,000 which for the first two years operates as a draw against commissions. This means that if commissions for a given month are less than the draw, Mr. Holley receives no commissions; if the commissions are higher than the draw in a given month, Mr. Holley will receive the difference within five business days. After the first two years he will receive both his monthly base salary and monthly commissions, regardless of whether the commissions are more or less than the salary. The commissions will be 10% of capital raised by the WR Fund (or any entities they raise money for) and will be paid by the Company’s broker-dealer subsidiary if it receives FINRA approval. Mr. Holley has the power to allocate the 10% between himself, Mr. Holley and any other persons associated with the broker-dealer. Because it is possible FINRA will not approve the broker-dealer acquisition, and the commissions by a registered broker-dealer, there is a risk that Mr. Holley may not be paid the commissions.

Each of Messrs. Cosgrove and Holley are eligible for quarterly bonuses as determined by Mr. Puchir with the approval of Mr. May. Each of Messrs. Cosgrove and Holley received a grant of 2,500,000 RSUs with 850,000 vested, 200,000 vesting each May for four years and the balance of 850,000 RSUs vesting on May 2028, subject in all cases to continued employment on each applicable vesting date. Messrs. Cosgrove and Holly each have 10% participation rights in future wells drilled by the Company except for the WR Fund, which rights apply to future investment partnerships the Company sponsors.

See Note 9 for applicable ASC 718 disclosures related to these grants.

Legal Matters

The Company is a party to two separate actions in the United States District Court, Western District of Louisiana (Alexandria Division) filed on December 30, 2021. In each complaint the plaintiffs namely, in one case Steve H. Crooks and Era Lea Crooks (Case No. 1:21-CV-04457) (“Louisiana Case 1”) and in the other case Ricky Shirley and Dana Shirley (Case No. 1:21-CV-04458) (“Louisiana Case 2”), as plaintiffs who own property in Louisiana filed complaint against multiple defendants, who are involved in oil and gas drilling and production, including White River Operating, LLC (the “Operator”). The other defendants in Louisiana Case 1 are Sanchez Oil & Gas Corporation and Day Town Operating LLC. The other defendants in Louisiana Case 2 are Sanchez Oil & Gas Corporation, Day Town Operating LLC, Pryme Energy, LLC, Belle Exploration, Inc. and Kepco Operating, Inc. The complaints allege that the Operator and the other defendants acted in bad faith in removing minerals from the plaintiffs’ property, and the plaintiffs seek to recover all proceeds from the Operator on the sale of production without deducting any costs. The two cases combined total $299,032 in estimated production. These cases are still in the early stages and management has concluded that there is a remote possibility of the plaintiff securing a favorable outcome and has not accrued for these amounts. The Operator maintains that their costs on the leases in question exceed the proceeds received from the sale of production.

The Company is the operator of leases that relate to a lawsuit filed in the 7th Judicial District Court, Concordia Parish, Louisiana filed by Ravenwood Lands of Louisiana, L.L.C. et. al. v. Chevron U.S. Inc., et. al (Docket No. 54134; Div. “A,” 7th JDC; Parish of Concordia; State of Louisiana). The Company received a verbal demand to plug wells that have no future utility in Concordia Parish to avoid being named in a lawsuit. In August 2022, the plaintiff filed the lawsuit alleging an environmental tort for contamination of groundwater and soil on plaintiffs’ lands, which lawsuit did not name the Company as a defendant although the Company had performed certain work, including the plugging and abandonment of a well, removal of certain equipment and upgrades at one of its tank battery facilities on the property. Moreover, the Company executed a tolling agreement that suspended the statute of limitations, which has been amended twice and currently expires in October 2023.

NOTE 13: COMMITMENTS

Participation Agreements

On July 27, 2022, the Company entered into a Participation Agreement with Ault Energy, LLC (“Ault Energy”) for drilling one well on the Company’s mineral lease in exchange for a 40% working interest and 28.8% net revenue interest in the Harry O’Neal 20-9 No. 1 well for $971,609.

On November 22, 2022, the Company entered into two Participation Agreements with the WR Fund, which is consolidated by the Company as the Company’s subsidiary is the general partner and managing partner of the WR Fund as discussed in Note 1 under “Principles of Consolidation” whereby the parties agreed to the following: (i) under the first Agreement , the WR Fund agreed to pay the Company an initial amount of $1,408,000 for drilling one or more wells on the Company’s mineral lease located in Rankin County, Mississippi for (A) a 50% working interest and (B) a 32.5% net revenue interest in all such wells (the “Mississippi Agreement”); and (ii) under the second Agreement, the WR Fund agreed to pay the Company and initial amount of $1,567,632 for drilling one or more wells on the Company’s mineral lease located in Concordia Parish, Louisiana in exchange for (A) a 37.5% working interest and (B) a 27% net revenue interest in all such wells (the “Louisiana Agreement”). In addition, under the Louisiana Agreement, in the event the test well on the lease is determined to be economically viable, the WR Fund agreed to pay the Company an additional $595,972 in costs to complete and produce the test well, while the Mississippi Agreement requires an additional $992,963 in costs to complete and produce the test well.

On December 5, 2022, the Company entered into a Participation Agreement with Ault Energy for $1,567,632 for drilling one or more wells on the Company’s mineral lease located in Concordia Parish, Louisiana in exchange for (A) a 37.5% working interest and (B) a 27% net revenue interest in all such wells. In addition, in the event the test well on the lease is determined to be economically viable, Ault Energy agreed to pay the Company an additional $595,972.45 in costs to complete and produce the test well.

On December 30, 2022, the Company entered into a Participation Agreements with the WR Fund, whereby the parties agreed to the following: WR Fund agreed to pay the Company an initial amount of $267,520 for drilling a well located in Rankin County, Mississippi for a 9.5% working interest and a 6.18% net revenue interest in all such wells (the “Mississippi Agreement #2”). In the event the test well on the lease is determined to be economically viable, the WR Fund agreed to pay the Company an additional $188,663 in costs to complete and produce the test well.

In January 2023, the Company entered into five separate Participation Agreements with investors, pursuant to which the parties paid $300,000 for drilling one or more wells on the Company’s mineral lease located in Rankin County, Mississippi at a cost of $50,000 per unit to receive (A) a 1.0412490% working interest and (B) a 0.7809370% net revenue interest in such wells.

On March 22, 2023, the Company entered into a Participation Agreement with Ault for $960,385 for drilling on the Company’s mineral lease located in the Pisgah Oil Field in Rankin County, Mississippi in exchange for (A) a 20% working interest and (B) a 15% net revenue interest in such well.

Under each of the above-described Participation Agreements, the investors also agreed to participate in the drilling of the initial test well, and each party may also drill a substitute well if the test well is abandoned prior to reaching the agreed upon depth. Further, for any well drilled after the initial test well and substitute well referenced herein, the Investors agreed to the same cost sharing arrangements as provided for in the initial test well.

White River Fund

The WR Fund which is consolidated by the Company as the Company’s subsidiary is the general partner and managing partner of the WR Fund as discussed in Note 1 under “Principles of Consolidation” is a closed-end private fund where general partners and limited partners invest into the fund and the fund then purchases direct working interests in various oil and gas drilling projects of the Company. The Company has made the commitment to purchase all outstanding partnership interests from the WR Fund 42 months after the final closing of the offering or not later than March 31, 2027. The Company has formally committed to purchasing these partnership interests at a PV20 valuation by an independent firm. The PV20 valuation would be the present value of the remaining net cash flows from the WR Fund’s pro rata share of each oil well it has invested in during the term, discounted by 20%. The managing partner of the WR Fund, which is a wholly-owned subsidiary of the Company, shall receive a ten percent (10%) carried interest, payable starting after all investor partners have received a return of capital. The WR Fund invested in two drilling projects in the Company during the year ended March 31, 2023. The first drilling project, the Peabody AMI 12 No 18, hit oil in January 2023 and the second oil project, the Denmiss No 1 well is expected to be spudded in June 2023. The Company is still evaluating the economic viability of the Peabody AMI 12 No. 18 well.

Broker Dealer Acquisition

On January 23, 2023 the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with an entity (the “Seller”), which Seller is the sole member of another entity (the “Broker”), pursuant to which the Company agreed to purchase from the Seller all membership interests in the Broker in exchange for (i) payment of $70,000 in cash, (ii) prepaid expenses incurred or to be incurred by the Broker not to exceed $30,000, and (iii) up to $20,000 in transaction expenses incurred by the Seller in connection with the MIPA. In connection with the execution of the MIPA, the Company paid a $10,000 non-refundable deposit, which will be applied against the cash portion of the purchase consideration at closing. In February 2023, we filed a change of control application, referred to as a Continuing Membership Application or CMA, with FINRA in February 2023. In April 2023, we incurred a conflict with our proposed principal assigned as a control person of the broker-dealer post-acquisition and engaged new principals as control persons of the broker-dealer acquisition post-acquisition as well as engaged an outside advisory firm experienced in filing CMA applications. Upon re-filing the CMA application with the new principals, FINRA extended the CMA application start date to April 25, 2023 which provided the Company with 180 additional days to complete the acquisition.

The Company entered into the MIPA to acquire the Broker for the purpose of enabling the Company to create and sell interests in oil and gas funds to assist the Company in continuing its oil and gas exploration and drilling activities.

Employment Agreements and RSUs

The Company’s Board of Directors approved Executive Employment Agreements pursuant to which our executive officers are entitled to the following compensation and other rights:

Randy May, our Executive Chairman, is receiving an annual base salary of $400,000, and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and replaced with 5,000,000 restricted stock units) with half of the Restricted Stock Units (“RSU”) vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the Agreement. Under his Agreement, Mr. May was also granted the following rights related to the Company’s oil and gas operations:

(A) an overriding royalty interest or carried working interest to be held in perpetuity from either the Company or its subsidiaries equal to 5% in any and all successfully drilled and completed oil and/or gas wells (an “ORRI”) during the term of his employment.

(B) a 15% participation right in the funding and ownership interest in any drilling or participation by the Company or any subsidiary in the drilling by the Company or a third party of an oil and gas well other than the WR Fund (a “Participation Right”).

Jay Puchir, our Chief Executive Officer, is receiving an annual base salary of $350,000 and was granted 5,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 5,000,000 RSU) with half of the RSUs vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his Agreement, Mr. Puchir was also granted the following rights related to the Company’s oil and gas operations:

(A) a 5% overriding royalty interest or carried working interest during the term of his employment.

(B) a 10% Participation Right otherwise identical to Mr. May’s.

Alisa Horgan, our Chief Administrative Officer and a member of our Board of Directors and Mr. May’s daughter, is receiving an annual base salary of $180,000, and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 2,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Mrs. Horgan’s husband, Richard Horgan, Senior Vice President of M&A and our former Chief Executive Officer, is receiving an annual base salary of $200,000, and was granted 2,000,000 shares of restricted common stock (since cancelled on December 1, 2022 and was granted 2,000,000 RSUs) with the RSUs vesting annually over a 10-year period.

Each of the above Agreements are also subject to the following severance provisions:

In the event of termination by the Company without “cause” or resignation by the officer for “good reason,” each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards and continued benefits for six months.

In case of termination or adverse change in title upon a change of control, each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards, continued benefits for 18 months and 100% of the existing target bonus, if any, for that fiscal year when the change of control occurs.

Further, upon the officer’s death or disability, as defined, during the officer’s term of employment, the officer’s estate or the officer, as applicable, becomes entitled to, among other things, a $500,000 lump-sum payment and full vesting of all outstanding equity grants made to the officer.

In the event an officer’s employment is terminated at the end of the term upon the notice of non-renewal and the officer remains employed until the end of the term, the officer will be entitled to receive six months’ base salary and continued benefits for six months.

In addition, the Company agreed to the following compensation for each non-employee director:

(A) an annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”).

(B) an annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”).

The director compensation set forth above is subject to upward adjustment upon the successful uplisting of the Company to a national securities exchange, whereupon the Restricted Stock Grant will be increased to $200,000 per year and the Cash Fees will be increased to $100,000 per year.

In addition, the Company agreed to enter into indemnification agreements with each of its officers and directors.

See Note 9 for applicable ASC 718 disclosures related to these grants.

Legal Matters

The Company is a party to two separate actions in the United States District Court, Western District of Louisiana (Alexandria Division) filed on December 30, 2021. The complaints allege that the Company acted in bad faith, and the plaintiffs seek to recover all proceeds from the Company on the sale of production without deducting any costs. The two cases combined total $299,032 in estimated production. These cases are still in the early stages and management has concluded that there is a remote possibility of the plaintiff securing a favorable outcome and has not accrued for these amounts. The Company maintains that their costs on the leases in question exceed the proceeds received from the sale of production.

The Company is the operator of leases that relate to a lawsuit filed in the 7th Judicial District Court, Concordia Parish, Louisiana in September 2021. The Company received a verbal demand to plug wells that have no future utility in Concordia Parish to avoid being named in a lawsuit. In August 2022, the plaintiff filed the lawsuit which did not name the Company because it had performed certain work, including the plugging and abandonment of a well, removal of certain equipment and upgrades at one of its tank battery facilities on the property. Moreover, the Company executed a tolling agreement that suspended the statute of limitations, which has been amended twice and currently expires in October 2023.